9. Income tax (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current income tax
Income tax charge for the year	$ (6,955,388)	$ (8,486,629)	$ (2,911,706)
Adjustment related to current income tax for the prior year	27,900	(8,130)	73,943
Deferred income tax
Related to the net variation in temporary differences	1,182,246	(1,664,873)	1,173,486
Income tax for the year	$ (5,745,242)	$ (10,159,632)	$ (1,663,201)